Business combinations (Details) R$ in Thousands		12 Months Ended
	May 14, 2020 BRL (R$) destination aircraft installment	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about business combination [line items]
Number of destinations shared with acquired entity | destination	7
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Intangible assets		R$ 1,358,038	R$ 1,170,268	R$ 1,087,484
Net cash flow from acquisition		(20,000)	(38,713)	R$ 0
Azul Conecta Ltda.
Disclosure of detailed information about business combination [line items]
Number of destinations | destination	39
Number of departures, per day | destination	14
Nominal amount of the transaction	R$ 123,000
Number of installment payments, monthly | installment	30
Installment payments amount, balloon payment	R$ 30,000
Goodwill		R$ 147,915	R$ 147,915
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents	3,971
Accounts receivable	3,637
Inventories	1,624
Taxes recoverable	1,399
Other assets	458
Property and equipment	74,205
Intangible assets	44,351
Assets recognized as of acquisition date	129,645
Loans and financing	(16,540)
Accounts payable	(5,764)
Salaries, accruals and payroll charges	(2,707)
Taxes payable	(824)
Provision for tax, civil and labor risks	(136,507)
Other liabilities	(650)
Liabilities recognized as of acquisition date	(162,992)
Net assets acquired	(33,347)
Consideration at present value	114,568
Goodwill	147,915
Payment	(62,684)
Net cash flow from acquisition	(58,713)
Contingent liabilities	135,320
Azul Conecta Ltda. | Property and equipment
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Goodwill	56,820
Azul Conecta Ltda. | Minimum
Disclosure of detailed information about business combination [line items]
Installment payment amounts	3,000
Azul Conecta Ltda. | Maximum
Disclosure of detailed information about business combination [line items]
Installment payment amounts	R$ 10,000
Azul Conecta Ltda. | Cessna Caravan
Disclosure of detailed information about business combination [line items]
Number of aircrafts | aircraft	17
Aircraft capacity, number of passengers | aircraft	9